Income Taxes (Components of Income Before Income Taxes and Equity) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Taxes [Abstract]
The Company and domestic subsidiaries	¥ (29,581)	¥ (16,721)	¥ (2,775)
Foreign subsidiaries	(5,920)	15,428	(667)
Income (loss) before income taxes and equity in earnings (loss) of affiliated company	¥ (35,501)	¥ (1,293)	¥ (3,442)